CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue (Note 8)	$ 1,807.1	$ 1,815.4
Cost of sales excluding depletion, depreciation and amortization (Note 2)	(778.1)	(728.9)
Gross margin excluding depletion, depreciation and amortization (Note 2)	1,029.0	1,086.5
Depletion, depreciation and amortization	(466.8)	(447.9)
Temporary suspension, standby and other incremental COVID-19 costs	(7.7)	(3.5)
Impairment of operating mining properties (Note 13)	214.9	0.0
Mine operating earnings	339.6	635.1
Expenses
General and administrative	(121.0)	(74.8)
Exploration and evaluation	(39.8)	(31.6)
Share of earnings of associates	0.0	0.9
Termination fee payment to Gold Fields	300.0	0.0
Reimbursement of termination fee from Pan American	150.0	0.0
Other operating expenses, net (Note 10)	(80.1)	(37.4)
Impairment of non-operating mining properties (Note 13)	1,707.8	0.0
Profit (loss) from operating activities	(1,759.1)	492.2
Finance costs (Note 12)	(64.9)	(134.4)
Other income, net (Note 11)	29.6	26.7
Earnings before income taxes	1,794.4	(384.5)
Current income tax expense (Note 14)	(126.6)	(159.8)
Deferred income tax recovery (expense) (Note 14)	525.6	(135.9)
Income tax recovery (expense), net	399.0	(295.7)
Net loss	(1,395.4)	88.8
Attributable to:
Non-controlling interests (Note 31)		(58.7)
Net loss	$ (1,395.4)	$ 88.8
(Loss) earnings per share attributable to Yamana Gold Inc. equity holders (Note 15)
Basic (in usd per share)	$ (1.02)	$ 0.15
Diluted (in usd per share)	$ (1.02)	$ 0.15
Weighted average number of shares outstanding (in thousands) (Note 15)
Basic (in shares)	960,700	963,393
Diluted (in shares)	960,700	964,932